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METLIFE INVESTORS USA INSURANCE COMPANY
5 PARK PLAZA, SUITE 1900
IRVINE, CALIFORNIA 92614

July 19, 2007

VIA EDGAR TRANSMISSION
______________________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company and
    MetLife Investors USA Separate Account A
    File Nos. 333-54470/811-03365
    (Series L and Series L - 4 Year)
    Rule 497(j) Certification
    _________________________

Members of the Commission:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Supplement, dated July 16, 2007 to the April 30, 2007 Prospectuses (as supplemented), being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Supplement to the April 30, 2007 Prospectuses contained in Post-Effective Amendment No. 16 for the Account filed electronically with the Commission on July 12, 2007.

If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
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John M. Richards
Senior Counsel
Metropolitan Life Insurance Company